Other Non-Current Assets - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2008 USD ($)	Apr. 30, 2008 INR	Jan. 31, 2008 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Jun. 07, 2012 INR	May 09, 2012	Mar. 31, 2012 INR	Oct. 18, 2011 INR	Jan. 31, 2008 Provision for License Fees INR	Jan. 31, 2008 License Fee INR	Jan. 31, 2008 License Fee Tdsat Conclusion INR	Jan. 31, 2008 License Fee Unpaid License Fees INR	Jan. 31, 2008 License Fee Penalty INR	Jan. 31, 2008 License Fee Interest On Penalty INR	Jan. 31, 2008 License Fee Total Penalty INR	Jan. 31, 2008 License Fee Aggregate Amount INR	Jan. 31, 2008 License Fee In Excess Claim INR
Other Assets [Line Items]
Other non-current assets				$ 201	10,982			12,103			2,950	829	912	772	386	1,158	2,899	51
Payment recorded as license fee paid under protest			2,950
Accrued liabilities										1,741
Percentage of shortfall of license fee payment exceed license fee demand interest to be paid			10.00%
Compensation granted	16	793
Penalty refund receivable			1,158						1,158
Interest on refund amount							9.00%
Penalty and interest refund receivable						2,262
Interest received relating to license fees litigation						1,104